UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%[a]

DIRECT REAL ESTATE - 2.9%
1,449,820	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/9/18; cost $15,102,220)	$15,788,545
		TOTAL DIRECT REAL ESTATE	15,788,545

FIXED INCOME - 40.6%
11,046,296		TIAA-CREF Bond Fund	112,230,370
7,598,407		TIAA-CREF Bond Plus Fund	77,655,720
1,015,206		TIAA-CREF Emerging Markets Debt Fund	10,314,497
1,122,646		TIAA-CREF High-Yield Fund	10,855,988
929,425		TIAA-CREF International Bond Fund	9,192,015
		TOTAL FIXED INCOME	220,248,590

INFLATION-PROTECTED ASSETS - 8.8%
4,281,299		TIAA-CREF Inflation-Linked Bond Fund	47,993,365
		TOTAL INFLATION-PROTECTED ASSETS	47,993,365

INTERNATIONAL EQUITY - 11.5%
832,927		TIAA-CREF Emerging Markets Equity Fund	10,794,730
2,121,794		TIAA-CREF Enhanced International Equity Index Fund	17,441,145
962,186		TIAA-CREF International Equity Fund	12,902,912
936,166		TIAA-CREF International Opportunities Fund	12,647,600
685,453		TIAA-CREF International Small-Cap Equity Fund	8,520,184
		TOTAL INTERNATIONAL EQUITY	62,306,571

SHORT-TERM FIXED INCOME - 10.0%
5,332,316		TIAA-CREF Short-Term Bond Fund	54,656,240
		TOTAL SHORT-TERM FIXED INCOME	54,656,240

U.S. EQUITY - 25.8%
1,670,109		TIAA-CREF Enhanced Large-Cap Growth Index Fund	23,615,348
2,144,978		TIAA-CREF Enhanced Large-Cap Value Index Fund	21,986,024
1,958,109		TIAA-CREF Growth & Income Fund	28,823,365
1,262,620		TIAA-CREF Large-Cap Growth Fund	26,666,526
1,304,767		TIAA-CREF Large-Cap Value Fund	24,712,291
432,714		TIAA-CREF Small-Cap Equity Fund	8,182,612
484,066		TIAA-CREF Small/Mid-Cap Equity Fund	5,842,676
		TOTAL U.S. EQUITY	139,828,842

		TOTAL AFFILIATED INVESTMENT COMPANIES	540,822,153
		(Cost $488,507,009)

		TOTAL INVESTMENTS - 99.6%	540,822,153
		(Cost $488,507,009)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	1,980,837
		NET ASSETS - 100.0%	$542,802,990

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Resticted security. At 2/28/18, the total value of this security amounted to $15,788,545 or 2.9% of net assets.
1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

DIRECT REAL ESTATE - 2.9%
3,411,449	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/9/18; cost $35,377,617)	$37,150,680
		TOTAL DIRECT REAL ESTATE	37,150,680

FIXED INCOME - 40.2%
25,725,759		TIAA-CREF Bond Fund	261,373,715
17,715,189		TIAA-CREF Bond Plus Fund	181,049,235
2,362,753		TIAA-CREF Emerging Markets Debt Fund	24,005,567
2,616,956		TIAA-CREF High-Yield Fund	25,305,966
2,159,289		TIAA-CREF International Bond Fund	21,355,365
		TOTAL FIXED INCOME	513,089,848

INFLATION-PROTECTED ASSETS - 7.9%
8,987,343		TIAA-CREF Inflation-Linked Bond Fund	100,748,113
		TOTAL INFLATION-PROTECTED ASSETS	100,748,113

INTERNATIONAL EQUITY - 12.2%
2,075,264		TIAA-CREF Emerging Markets Equity Fund	26,895,418
5,274,678		TIAA-CREF Enhanced International Equity Index Fund	43,357,851
2,411,623		TIAA-CREF International Equity Fund	32,339,868
2,347,474		TIAA-CREF International Opportunities Fund	31,714,373
1,715,744		TIAA-CREF International Small-Cap Equity Fund	21,326,703
		TOTAL INTERNATIONAL EQUITY	155,634,213

SHORT-TERM FIXED INCOME - 9.1%
11,375,811		TIAA-CREF Short-Term Bond Fund	116,602,060
		TOTAL SHORT-TERM FIXED INCOME	116,602,060

U.S. EQUITY - 27.5%
4,177,357		TIAA-CREF Enhanced Large-Cap Growth Index Fund	59,067,829
5,368,012		TIAA-CREF Enhanced Large-Cap Value Index Fund	55,022,123
4,911,815		TIAA-CREF Growth & Income Fund	72,301,912
3,165,073		TIAA-CREF Large-Cap Growth Fund	66,846,341
3,270,969		TIAA-CREF Large-Cap Value Fund	61,952,146
1,081,022		TIAA-CREF Small-Cap Equity Fund	20,442,126
1,212,916		TIAA-CREF Small/Mid-Cap Equity Fund	14,639,894
		TOTAL U.S. EQUITY	350,272,371

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,273,497,285
		(Cost $1,088,969,711)

		TOTAL INVESTMENTS - 99.8%	1,273,497,285
		(Cost $1,088,969,711)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	3,077,760
		NET ASSETS - 100.0%	$1,276,575,045

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $37,150,680 or 2.9% of net assets.
2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 2.9%
5,284,578	b,c	TIAA-CREF Real Property Fund LP (purchased 11/28/16-2/9/18; cost $55,097,660)	$57,549,054
		TOTAL DIRECT REAL ESTATE	57,549,054

FIXED INCOME - 39.2%
38,749,376		TIAA-CREF Bond Fund	393,693,661
26,762,129		TIAA-CREF Bond Plus Fund	273,508,962
3,563,991		TIAA-CREF Emerging Markets Debt Fund	36,210,148
3,942,898		TIAA-CREF High-Yield Fund	38,127,821
3,231,024		TIAA-CREF International Bond Fund	31,954,825
		TOTAL FIXED INCOME	773,495,417

INFLATION-PROTECTED ASSETS - 5.9%
10,357,022		TIAA-CREF Inflation-Linked Bond Fund	116,102,218
		TOTAL INFLATION-PROTECTED ASSETS	116,102,218

INTERNATIONAL EQUITY - 13.7%
3,570,763		TIAA-CREF Emerging Markets Equity Fund	46,277,089
9,075,576		TIAA-CREF Enhanced International Equity Index Fund	74,601,234
4,193,040		TIAA-CREF International Equity Fund	56,228,664
4,083,287		TIAA-CREF International Opportunities Fund	55,165,207
2,990,039		TIAA-CREF International Small-Cap Equity Fund	37,166,188
		TOTAL INTERNATIONAL EQUITY	269,438,382

SHORT-TERM FIXED INCOME - 7.1%
13,700,177		TIAA-CREF Short-Term Bond Fund	140,426,810
		TOTAL SHORT-TERM FIXED INCOME	140,426,810

U.S. EQUITY - 30.9%
7,275,141		TIAA-CREF Enhanced Large-Cap Growth Index Fund	102,870,497
9,335,526		TIAA-CREF Enhanced Large-Cap Value Index Fund	95,689,144
8,551,108		TIAA-CREF Growth & Income Fund	125,872,314
5,515,313		TIAA-CREF Large-Cap Growth Fund	116,483,412
5,697,032		TIAA-CREF Large-Cap Value Fund	107,901,792
1,871,011		TIAA-CREF Small-Cap Equity Fund	35,380,823
2,112,992		TIAA-CREF Small/Mid-Cap Equity Fund	25,503,818
		TOTAL U.S. EQUITY	609,701,800

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,966,713,681
		(Cost $1,879,331,826)

		TOTAL INVESTMENTS - 99.7%	1,966,713,681
		(Cost $1,879,331,826)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	6,665,487
		NET ASSETS - 100.0%	$1,973,379,168

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $57,549,054 or 2.9% of net assets.
3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.4%[a]

DIRECT REAL ESTATE - 2.9%
10,347,824	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/9/18; cost $107,823,199)	$112,687,805
		TOTAL DIRECT REAL ESTATE	112,687,805

FIXED INCOME - 36.4%
70,620,984		TIAA-CREF Bond Fund	717,509,193
49,171,915		TIAA-CREF Bond Plus Fund	502,536,973
6,499,498		TIAA-CREF Emerging Markets Debt Fund	66,034,903
7,189,827		TIAA-CREF High-Yield Fund	69,525,623
5,787,918		TIAA-CREF International Bond Fund	57,242,509
		TOTAL FIXED INCOME	1,412,849,201

INFLATION-PROTECTED ASSETS - 3.9%
13,389,134		TIAA-CREF Inflation-Linked Bond Fund	150,092,189
		TOTAL INFLATION-PROTECTED ASSETS	150,092,189

INTERNATIONAL EQUITY - 15.6%
7,984,851		TIAA-CREF Emerging Markets Equity Fund	103,483,669
20,221,646		TIAA-CREF Enhanced International Equity Index Fund	166,221,927
9,471,609		TIAA-CREF International Equity Fund	127,014,272
9,235,527		TIAA-CREF International Opportunities Fund	124,771,966
6,755,800		TIAA-CREF International Small-Cap Equity Fund	83,974,591
		TOTAL INTERNATIONAL EQUITY	605,466,425

SHORT-TERM FIXED INCOME - 5.1%
19,261,974		TIAA-CREF Short-Term Bond Fund	197,435,230
		TOTAL SHORT-TERM FIXED INCOME	197,435,230

U.S. EQUITY - 35.5%
16,417,822		TIAA-CREF Enhanced Large-Cap Growth Index Fund	232,148,010
21,066,124		TIAA-CREF Enhanced Large-Cap Value Index Fund	215,927,770
19,327,850		TIAA-CREF Growth & Income Fund	284,505,945
12,455,895		TIAA-CREF Large-Cap Growth Fund	263,068,507
12,863,880		TIAA-CREF Large-Cap Value Fund	243,641,889
4,188,405		TIAA-CREF Small-Cap Equity Fund	79,202,733
4,775,605		TIAA-CREF Small/Mid-Cap Equity Fund	57,641,556
		TOTAL U.S. EQUITY	1,376,136,410

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,854,667,260
		(Cost $3,610,774,176)

		TOTAL INVESTMENTS - 99.4%	3,854,667,260
		(Cost $3,610,774,176)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	23,832,347
		NET ASSETS - 100.0%	$3,878,499,607

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $112,687,805 or 2.9% of net assets.
4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.4%[a]

DIRECT REAL ESTATE - 2.9%
11,717,464	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/9/18; cost $121,969,857)	$127,603,182
		TOTAL DIRECT REAL ESTATE	127,603,182

FIXED INCOME - 31.9%
69,721,356		TIAA-CREF Bond Fund	708,368,977
49,372,116		TIAA-CREF Bond Plus Fund	504,583,021
6,439,916		TIAA-CREF Emerging Markets Debt Fund	65,429,544
7,125,760		TIAA-CREF High-Yield Fund	68,906,103
5,505,107		TIAA-CREF International Bond Fund	54,445,510
		TOTAL FIXED INCOME	1,401,733,155

INFLATION-PROTECTED ASSETS - 1.8%
7,326,608		TIAA-CREF Inflation-Linked Bond Fund	82,131,270
		TOTAL INFLATION-PROTECTED ASSETS	82,131,270

INTERNATIONAL EQUITY - 18.2%
10,474,417		TIAA-CREF Emerging Markets Equity Fund	135,748,443
26,443,950		TIAA-CREF Enhanced International Equity Index Fund	217,369,272
12,574,906		TIAA-CREF International Equity Fund	168,629,485
12,237,022		TIAA-CREF International Opportunities Fund	165,322,167
8,955,502		TIAA-CREF International Small-Cap Equity Fund	111,316,896
		TOTAL INTERNATIONAL EQUITY	798,386,263

SHORT-TERM FIXED INCOME - 3.1%
13,208,240		TIAA-CREF Short-Term Bond Fund	135,384,456
		TOTAL SHORT-TERM FIXED INCOME	135,384,456

U.S. EQUITY - 41.5%
21,723,863		TIAA-CREF Enhanced Large-Cap Growth Index Fund	307,175,417
27,883,261		TIAA-CREF Enhanced Large-Cap Value Index Fund	285,803,424
25,608,713		TIAA-CREF Growth & Income Fund	376,960,253
16,521,942		TIAA-CREF Large-Cap Growth Fund	348,943,420
17,066,944		TIAA-CREF Large-Cap Value Fund	323,247,911
5,525,441		TIAA-CREF Small-Cap Equity Fund	104,486,091
6,329,758		TIAA-CREF Small/Mid-Cap Equity Fund	76,400,173
		TOTAL U.S. EQUITY	1,823,016,689

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,368,255,015
		(Cost $4,007,705,484)

		TOTAL INVESTMENTS - 99.4%	4,368,255,015
		(Cost $4,007,705,484)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	26,483,761
		NET ASSETS - 100.0%	$4,394,738,776

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $127,603,182 of 2.9% of net assets.
5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%[a]

DIRECT REAL ESTATE - 2.9%
11,622,513	b,c	TIAA-CREF Real Property Fund LP (purchased 7/12/16-2/9/18; cost $120,912,097)	$126,569,165
		TOTAL DIRECT REAL ESTATE	126,569,165

FIXED INCOME - 26.1%
58,922,941		TIAA-CREF Bond Fund	598,657,082
37,337,712		TIAA-CREF Bond Plus Fund	381,591,416
5,470,522		TIAA-CREF Emerging Markets Debt Fund	55,580,508
6,045,287		TIAA-CREF High-Yield Fund	58,457,928
4,432,571		TIAA-CREF International Bond Fund	43,838,132
		TOTAL FIXED INCOME	1,138,125,066

INFLATION-PROTECTED ASSETS - 1.1%
4,138,910		TIAA-CREF Inflation-Linked Bond Fund	46,397,177
		TOTAL INFLATION-PROTECTED ASSETS	46,397,177

INTERNATIONAL EQUITY - 20.8%
11,844,033		TIAA-CREF Emerging Markets Equity Fund	153,498,670
29,793,645		TIAA-CREF Enhanced International Equity Index Fund	244,903,763
14,324,286		TIAA-CREF International Equity Fund	192,088,675
13,937,236		TIAA-CREF International Opportunities Fund	188,292,053
10,197,363		TIAA-CREF International Small-Cap Equity Fund	126,753,221
		TOTAL INTERNATIONAL EQUITY	905,536,382

SHORT-TERM FIXED INCOME - 1.1%
4,529,101		TIAA-CREF Short-Term Bond Fund	46,423,286
		TOTAL SHORT-TERM FIXED INCOME	46,423,286

U.S. EQUITY - 47.6%
24,694,938		TIAA-CREF Enhanced Large-Cap Growth Index Fund	349,186,425
31,716,785		TIAA-CREF Enhanced Large-Cap Value Index Fund	325,097,048
29,117,458		TIAA-CREF Growth & Income Fund	428,608,988
18,787,850		TIAA-CREF Large-Cap Growth Fund	396,799,382
19,409,329		TIAA-CREF Large-Cap Value Fund	367,612,691
6,249,580		TIAA-CREF Small-Cap Equity Fund	118,179,559
7,197,749		TIAA-CREF Small/Mid-Cap Equity Fund	86,876,831
		TOTAL U.S. EQUITY	2,072,360,924

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,335,412,000
		(Cost $3,893,258,687)

		TOTAL INVESTMENTS - 99.6%	4,335,412,000
		(Cost $3,893,258,687)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	15,996,680
		NET ASSETS - 100.0%	$4,351,408,680

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $126,569,165 or 2.9% of net assets.
6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%[a]

DIRECT REAL ESTATE - 2.9%
11,774,005	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/21/18; cost $122,544,322)	$128,218,911
		TOTAL DIRECT REAL ESTATE	128,218,911

FIXED INCOME - 19.6%
44,842,069		TIAA-CREF Bond Fund	455,595,422
28,685,808		TIAA-CREF Bond Plus Fund	293,168,955
4,207,946		TIAA-CREF Emerging Markets Debt Fund	42,752,729
4,648,972		TIAA-CREF High-Yield Fund	44,955,561
2,988,552		TIAA-CREF International Bond Fund	29,556,782
		TOTAL FIXED INCOME	866,029,449

INTERNATIONAL EQUITY - 23.4%
13,445,319		TIAA-CREF Emerging Markets Equity Fund	174,251,338
33,766,946		TIAA-CREF Enhanced International Equity Index Fund	277,564,296
16,361,388		TIAA-CREF International Equity Fund	219,406,212
15,918,554		TIAA-CREF International Opportunities Fund	215,059,661
11,648,993		TIAA-CREF International Small-Cap Equity Fund	144,796,984
		TOTAL INTERNATIONAL EQUITY	1,031,078,491

U.S. EQUITY - 53.6%
28,185,554		TIAA-CREF Enhanced Large-Cap Growth Index Fund	398,543,727
36,192,595		TIAA-CREF Enhanced Large-Cap Value Index Fund	370,974,094
33,248,972		TIAA-CREF Growth & Income Fund	489,424,869
21,455,239		TIAA-CREF Large-Cap Growth Fund	453,134,657
22,161,229		TIAA-CREF Large-Cap Value Fund	419,733,684
7,109,303		TIAA-CREF Small-Cap Equity Fund	134,436,926
8,218,645		TIAA-CREF Small/Mid-Cap Equity Fund	99,199,049
		TOTAL U.S. EQUITY	2,365,447,006

		TOTAL AFFILIATED INVESTMENT COMPANIES	4,390,773,857
		(Cost $3,853,191,815)

		TOTAL INVESTMENTS - 99.5%	4,390,773,857
		(Cost $3,853,191,815)
		OTHER ASSETS & LIABILITIES, NET - 0.5%	22,642,643
		NET ASSETS - 100.0%	$4,413,416,500

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $128,218,911 of 2.9% of net assets.
7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 2.9%
14,585,578	b,c	TIAA-CREF Real Property Fund LP (purchased 8/1/16-2/21/18; cost $151,916,333)	$158,836,945
		TOTAL DIRECT REAL ESTATE	158,836,945

FIXED INCOME - 11.0%
31,117,258		TIAA-CREF Bond Fund	316,151,346
20,491,414		TIAA-CREF Bond Plus Fund	209,422,256
2,998,301		TIAA-CREF Emerging Markets Debt Fund	30,462,735
3,317,912		TIAA-CREF High-Yield Fund	32,084,211
1,185,826		TIAA-CREF International Bond Fund	11,727,817
		TOTAL FIXED INCOME	599,848,365

INTERNATIONAL EQUITY - 26.0%
18,447,027		TIAA-CREF Emerging Markets Equity Fund	239,073,469
46,261,658		TIAA-CREF Enhanced International Equity Index Fund	380,270,828
22,554,058		TIAA-CREF International Equity Fund	302,449,920
21,933,350		TIAA-CREF International Opportunities Fund	296,319,552
16,060,666		TIAA-CREF International Small-Cap Equity Fund	199,634,080
		TOTAL INTERNATIONAL EQUITY	1,417,747,849

U.S. EQUITY - 59.8%
38,833,820		TIAA-CREF Enhanced Large-Cap Growth Index Fund	549,110,215
49,838,496		TIAA-CREF Enhanced Large-Cap Value Index Fund	510,844,589
45,828,704		TIAA-CREF Growth & Income Fund	674,598,527
29,571,662		TIAA-CREF Large-Cap Growth Fund	624,553,508
30,545,798		TIAA-CREF Large-Cap Value Fund	578,537,410
9,768,677		TIAA-CREF Small-Cap Equity Fund	184,725,680
11,335,338		TIAA-CREF Small/Mid-Cap Equity Fund	136,817,533
		TOTAL U.S. EQUITY	3,259,187,462

		TOTAL AFFILIATED INVESTMENT COMPANIES	5,435,620,621
		(Cost $4,655,478,651)

		TOTAL INVESTMENTS - 99.7%	5,435,620,621
		(Cost $4,655,478,651)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	14,295,643
		NET ASSETS - 100.0%	$5,449,916,264

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $158,836,945 or 2.9% of net assets.
8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%[a]

DIRECT REAL ESTATE - 2.9%
7,498,180	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/21/18; cost $78,156,817)	$81,655,186
		TOTAL DIRECT REAL ESTATE	81,655,186

FIXED INCOME - 6.0%
8,535,113		TIAA-CREF Bond Fund	86,716,750
5,940,110		TIAA-CREF Bond Plus Fund	60,707,919
868,719		TIAA-CREF Emerging Markets Debt Fund	8,826,184
962,275		TIAA-CREF High-Yield Fund	9,305,202
364,084		TIAA-CREF International Bond Fund	3,600,788
		TOTAL FIXED INCOME	169,156,843

INTERNATIONAL EQUITY - 27.4%
10,050,987		TIAA-CREF Emerging Markets Equity Fund	130,260,791
24,570,267		TIAA-CREF Enhanced International Equity Index Fund	201,967,599
12,321,043		TIAA-CREF International Equity Fund	165,225,187
11,981,671		TIAA-CREF International Opportunities Fund	161,872,380
8,774,722		TIAA-CREF International Small-Cap Equity Fund	109,069,792
		TOTAL INTERNATIONAL EQUITY	768,395,749

U.S. EQUITY - 63.4%
21,204,299		TIAA-CREF Enhanced Large-Cap Growth Index Fund	299,828,794
27,219,919		TIAA-CREF Enhanced Large-Cap Value Index Fund	279,004,171
25,030,020		TIAA-CREF Growth & Income Fund	368,441,894
16,146,424		TIAA-CREF Large-Cap Growth Fund	341,012,484
16,680,456		TIAA-CREF Large-Cap Value Fund	315,927,832
5,326,800		TIAA-CREF Small-Cap Equity Fund	100,729,794
6,187,118		TIAA-CREF Small/Mid-Cap Equity Fund	74,678,513
		TOTAL U.S. EQUITY	1,779,623,482

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,798,831,260
		(Cost $2,275,704,801)

		TOTAL INVESTMENTS - 99.7%	2,798,831,260
		(Cost $2,275,704,801)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	8,641,387
		NET ASSETS - 100.0%	$2,807,472,647

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $81,655,186 or 2.9% of net assets.
9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%[a]

DIRECT REAL ESTATE - 2.9%
4,853,794	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/21/18; cost $50,632,396)	$52,857,817
		TOTAL DIRECT REAL ESTATE	52,857,817

FIXED INCOME - 4.8%
4,336,800		TIAA-CREF Bond Fund	44,061,890
3,114,212		TIAA-CREF Bond Plus Fund	31,827,244
455,727		TIAA-CREF Emerging Markets Debt Fund	4,630,188
504,921		TIAA-CREF High-Yield Fund	4,882,584
230,320		TIAA-CREF International Bond Fund	2,277,861
		TOTAL FIXED INCOME	87,679,767

INTERNATIONAL EQUITY - 27.8%
6,599,315		TIAA-CREF Emerging Markets Equity Fund	85,527,129
15,995,425		TIAA-CREF Enhanced International Equity Index Fund	131,482,397
8,095,250		TIAA-CREF International Equity Fund	108,557,299
7,875,101		TIAA-CREF International Opportunities Fund	106,392,610
5,764,335		TIAA-CREF International Small-Cap Equity Fund	71,650,687
		TOTAL INTERNATIONAL EQUITY	503,610,122

U.S. EQUITY - 64.3%
13,927,403		TIAA-CREF Enhanced Large-Cap Growth Index Fund	196,933,473
17,879,151		TIAA-CREF Enhanced Large-Cap Value Index Fund	183,261,301
16,441,345		TIAA-CREF Growth & Income Fund	242,016,597
10,602,812		TIAA-CREF Large-Cap Growth Fund	223,931,393
10,955,233		TIAA-CREF Large-Cap Value Fund	207,492,108
3,496,711		TIAA-CREF Small-Cap Equity Fund	66,122,810
4,063,407		TIAA-CREF Small/Mid-Cap Equity Fund	49,045,322
		TOTAL U.S. EQUITY	1,168,803,004

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,812,950,710
		(Cost $1,488,307,004)

		TOTAL INVESTMENTS - 99.8%	1,812,950,710
		(Cost $1,488,307,004)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	4,132,240
		NET ASSETS - 100.0%	$1,817,082,950

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $52,857,817 or 2.9% of net assets.
10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%[a]

DIRECT REAL ESTATE - 2.9%
1,421,100	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/21/18; cost $14,874,815)	$15,475,776
		TOTAL DIRECT REAL ESTATE	15,475,776

FIXED INCOME - 3.6%
925,773		TIAA-CREF Bond Fund	9,405,856
701,002		TIAA-CREF Bond Plus Fund	7,164,244
102,657		TIAA-CREF Emerging Markets Debt Fund	1,042,997
113,534		TIAA-CREF High-Yield Fund	1,097,872
66,201		TIAA-CREF International Bond Fund	654,729
		TOTAL FIXED INCOME	19,365,698

INTERNATIONAL EQUITY - 28.0%
1,965,133		TIAA-CREF Emerging Markets Equity Fund	25,468,129
4,722,796		TIAA-CREF Enhanced International Equity Index Fund	38,821,384
2,412,074		TIAA-CREF International Equity Fund	32,345,909
2,347,136		TIAA-CREF International Opportunities Fund	31,709,807
1,716,784		TIAA-CREF International Small-Cap Equity Fund	21,339,620
		TOTAL INTERNATIONAL EQUITY	149,684,849

U.S. EQUITY - 65.1%
4,148,055		TIAA-CREF Enhanced Large-Cap Growth Index Fund	58,653,505
5,325,741		TIAA-CREF Enhanced Large-Cap Value Index Fund	54,588,842
4,897,940		TIAA-CREF Growth & Income Fund	72,097,675
3,156,716		TIAA-CREF Large-Cap Growth Fund	66,669,843
3,263,693		TIAA-CREF Large-Cap Value Fund	61,814,341
1,040,944		TIAA-CREF Small-Cap Equity Fund	19,684,257
1,210,021		TIAA-CREF Small/Mid-Cap Equity Fund	14,604,953
		TOTAL U.S. EQUITY	348,113,416

		TOTAL AFFILIATED INVESTMENT COMPANIES	532,639,739
		(Cost $457,543,679)

		TOTAL INVESTMENTS - 99.6%	532,639,739
		(Cost $457,543,679)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	2,064,217
		NET ASSETS - 100.0%	$534,703,956

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $15,475,776 of 2.9% of net assets.
11

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2060 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 98.8%[a]

DIRECT REAL ESTATE - 2.9%
217,017	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16-2/21/18; cost $2,293,380)	$2,363,310
		TOTAL DIRECT REAL ESTATE	2,363,310

FIXED INCOME - 2.4%
89,353		TIAA-CREF Bond Fund	907,830
75,188		TIAA-CREF Bond Plus Fund	768,422
11,014		TIAA-CREF Emerging Markets Debt Fund	111,898
12,183		TIAA-CREF High-Yield Fund	117,811
9,851		TIAA-CREF International Bond Fund	97,422
		TOTAL FIXED INCOME	2,003,383

INTERNATIONAL EQUITY - 28.1%
306,300		TIAA-CREF Emerging Markets Equity Fund	3,969,647
730,291		TIAA-CREF Enhanced International Equity Index Fund	6,002,994
376,150		TIAA-CREF International Equity Fund	5,044,172
366,025		TIAA-CREF International Opportunities Fund	4,944,992
267,694		TIAA-CREF International Small-Cap Equity Fund	3,327,432
		TOTAL INTERNATIONAL EQUITY	23,289,237

U.S. EQUITY - 65.4%
646,780		TIAA-CREF Enhanced Large-Cap Growth Index Fund	9,145,472
830,373		TIAA-CREF Enhanced Large-Cap Value Index Fund	8,511,323
763,733		TIAA-CREF Growth & Income Fund	11,242,150
492,117		TIAA-CREF Large-Cap Growth Fund	10,393,507
508,865		TIAA-CREF Large-Cap Value Fund	9,637,894
162,260		TIAA-CREF Small-Cap Equity Fund	3,068,339
188,630		TIAA-CREF Small/Mid-Cap Equity Fund	2,276,768
		TOTAL U.S. EQUITY	54,275,453

		TOTAL AFFILIATED INVESTMENT COMPANIES	81,931,383
		(Cost $75,012,644)

		TOTAL INVESTMENTS - 98.8%	81,931,383
		(Cost $75,012,644)
		OTHER ASSETS & LIABILITIES, NET - 1.2%	1,012,523
		NET ASSETS - 100.0%	$82,943,906

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 2/28/18, the total value of this security amounted to $2,363,310 of 2.9% of net assets.
12

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

13

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2018, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of February 28, 2018, based on the inputs used to value them:

14

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Fair Value using Practical Expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$525,033,608	$—	$—	$—	$525,033,608
TIAA-CREF Real Property Fund LP	—	—	—	15,788,545	15,788,545
Total	$525,033,608	$—	$—	$15,788,545	$540,822,153
Lifecycle 2010
Registered investment companies	$1,236,346,605	$—	$—	$—	$1,236,346,605
TIAA-CREF Real Property Fund LP	—	—	—	37,150,680	37,150,680
Total	$1,236,346,605	$—	$—	$37,150,680	$1,273,497,285
Lifecycle 2015
Registered investment companies	$1,909,164,627	$—	$—	$—	$1,909,164,627
TIAA-CREF Real Property Fund LP	—	—	—	57,549,054	57,549,054
Total	$1,909,164,627	$—	$—	$57,549,054	$1,966,713,681
Lifecycle 2020
Registered investment companies	$3,741,979,455	$—	$—	$—	$3,741,979,455
TIAA-CREF Real Property Fund LP	—	—	—	112,687,805	112,687,805
Total	$3,741,979,455	$—	$—	$112,687,805	$3,854,667,260
Lifecycle 2025
Registered investment companies	$4,240,651,833	$—	$—	$—	$4,240,651,833
TIAA-CREF Real Property Fund LP	—	—	—	127,603,182	127,603,182
Total	$4,240,651,833	$—	$—	$127,603,182	$4,368,255,015
Lifecycle 2030
Registered investment companies	$4,208,842,835	$—	$—	$—	$4,208,842,835
TIAA-CREF Real Property Fund LP	—	—	—	126,569,165	126,569,165
Total	$4,208,842,835	$—	$—	$126,569,165	$4,335,412,000
Lifecycle 2035
Registered investment companies	$4,262,554,946	$—	$—	$—	$4,262,554,946
TIAA-CREF Real Property Fund LP	—	—	—	128,218,911	128,218,911
Total	$4,262,554,946	$—	$—	$128,218,911	$4,390,773,857
Lifecycle 2040
Registered investment companies	$5,276,783,676	$—	$—	$—	$5,276,783,676
TIAA-CREF Real Property Fund LP	—	—	—	158,836,945	158,836,945
Total	$5,276,783,676	$—	$—	$158,836,945	$5,435,620,621
Lifecycle 2045
Registered investment companies	$2,717,176,074	$—	$—	$—	$2,717,176,074
TIAA-CREF Real Property Fund LP	—	—	—	81,655,186	81,655,186
Total	$2,717,176,074	$—	$—	$81,655,186	$2,798,831,260
Lifecycle 2050
Registered investment companies	$1,760,092,893	$—	$—	$—	$1,760,092,893
TIAA-CREF Real Property Fund LP	—	—	—	52,857,817	52,857,817
Total	$1,760,092,893	$—	$—	$52,857,817	$1,812,950,710
Lifecycle 2055
Registered investment companies	$517,163,963	$—	$—	$—	$517,163,963
TIAA-CREF Real Property Fund LP	—	—	—	15,475,776	15,475,776
Total	$517,163,963	$—	$—	$15,475,776	$532,639,739
Lifecycle 2060
Registered investment companies	$79,568,073	$—	$—	$—	$79,568,073
TIAA-CREF Real Property Fund LP	—	—	—	2,363,310	2,363,310
Total	$79,568,073	$—	$—	$2,363,310	$81,931,383

a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the schedules of investments.

15

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP and in the Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	2/28/18
Lifecycle Retirement Income Fund
TIAA-CREF Funds:
Bond	$101,950	$17,526	$4,486	$15	$(2,716)	$2,337	$112,230
Bond Plus	66,823	16,530	3,757	(49)	(1,850)	1,728	77,656
Emerging Markets Debt	9,351	1,858	736	202	(168)	435	10,314
Emerging Markets Equity	9,673	1,914	2,306	678	1,188	81	10,795
Enhanced International Equity Index	16,587	2,526	2,697	172	853	523	17,441
Enhanced Large-Cap Growth Index	22,585	3,758	5,347	1,983	1,778	243	23,615
Enhanced Large-Cap Value Index	21,224	4,434	4,511	1,165	623	417	21,986
Growth & Income	27,507	3,625	5,139	1,658	2,194	234	28,823
High-Yield	9,865	1,882	657	(5)	(229)	395	10,856
Inflation-Linked Bond	44,402	11,544	6,776	(59)	(1,118)	871	47,993
International Bond	9,065	1,409	1,419	(30)	167	70	9,192
International Equity	12,886	2,021	3,331	827	664	140	12,903
International Opportunities	12,312	1,503	2,943	438	1,338	148	12,648
International Small-Cap Equity	8,026	1,454	1,553	412	465	216	8,520
Large-Cap Growth	25,218	3,627	6,042	2,000	2,792	117	26,667
Large-Cap Value	23,634	5,515	5,093	1,523	350	344	24,712
Short-Term Bond	51,850	8,580	5,208	5	(543)	744	54,656
Small-Cap Equity	7,331	2,740	1,949	916	(49)	66	8,183
Small/Mid-Cap Equity	5,491	1,090	1,225	364	373	57	5,843
TIAA-CREF Real Property Fund LPa	9,146	7,021	963	41	544	263	15,789
	$494,926	$100,557	$66,138	$12,256	$6,656	$9,429	$540,822
Lifecycle 2010 Fund
TIAA-CREF Funds:
Bond	$247,807	$35,464	$15,326	$50	$(6,480)	$5,633	$261,374
Bond Plus	162,599	33,710	10,629	(221)	(4,311)	4,171	181,049
Emerging Markets Debt	22,738	4,106	2,471	472	(375)	1,051	24,006
Emerging Markets Equity	25,675	4,162	6,980	1,580	3,365	210	26,895
Enhanced International Equity Index	44,037	5,226	8,695	836	1,954	1,353	43,358
Enhanced Large-Cap Growth Index	60,301	7,806	15,967	6,413	3,478	630	59,068
Enhanced Large-Cap Value Index	56,686	10,264	14,289	3,683	1,126	1,074	55,022
Growth & Income	73,547	7,177	15,928	4,301	5,864	618	72,302
High-Yield	23,984	3,612	1,735	(3)	(552)	954	25,306
Inflation-Linked Bond	94,376	25,099	16,233	(10)	(2,484)	1,858	100,748
International Bond	22,012	2,803	3,792	(79)	411	166	21,355
International Equity	34,476	4,774	10,490	2,952	1,056	365	32,340
International Opportunities	32,924	2,617	8,573	1,295	3,451	386	31,714
International Small-Cap Equity	21,477	2,936	4,715	1,150	1,217	561	21,327
Large-Cap Growth	67,445	7,717	18,493	7,844	4,744	304	66,846
Large-Cap Value	63,180	11,416	14,514	4,470	575	899	61,952
Short-Term Bond	112,809	17,946	12,927	(32)	(1,132)	1,619	116,602
Small-Cap Equity	19,608	6,268	5,687	2,403	(78)	171	20,442
Small/Mid-Cap Equity	14,683	2,496	3,860	898	1,068	147	14,640
TIAA-CREF Real Property Fund LPa	22,576	16,481	3,338	16	1,416	643	37,151
	$1,222,940	$212,080	$194,642	$38,018	$14,313	$22,813	$1,273,497
16

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	2/28/18
Lifecycle 2015 Fund
TIAA-CREF Funds:
Bond	$380,071	$46,994	$23,440	$377	$(10,094)	$8,554	$393,694
Bond Plus	249,758	47,689	16,917	284	(7,154)	6,351	273,509
Emerging Markets Debt	34,891	5,472	3,596	946	(798)	1,600	36,210
Emerging Markets Equity	44,850	5,802	11,374	3,121	5,458	365	46,277
Enhanced International Equity Index	77,142	6,177	13,536	2,167	2,651	2,348	74,601
Enhanced Large-Cap Growth Index	106,189	11,072	26,487	12,364	4,942	1,108	102,870
Enhanced Large-Cap Value Index	99,767	14,540	22,727	8,323	89	1,888	95,689
Growth & Income	129,797	8,872	25,879	12,826	4,927	1,083	125,872
High-Yield	36,809	4,583	2,420	15	(859)	1,449	38,128
Inflation-Linked Bond	110,257	32,946	24,280	175	(2,996)	2,125	116,102
International Bond	33,649	3,793	5,990	90	413	252	31,955
International Equity	60,826	5,934	16,794	3,801	3,214	642	56,229
International Opportunities	58,117	3,139	14,425	2,765	5,569	679	55,165
International Small-Cap Equity	37,887	3,975	7,549	2,683	1,462	983	37,166
Large-Cap Growth	119,027	9,902	30,259	13,385	8,666	534	116,484
Large-Cap Value	111,534	16,545	23,438	10,837	(1,994)	1,580	107,902
Short-Term Bond	139,253	20,014	17,352	111	(1,524)	1,959	140,427
Small-Cap Equity	34,602	9,770	9,463	5,056	(989)	296	35,381
Small/Mid-Cap Equity	25,913	3,502	6,224	2,348	1,099	259	25,504
TIAA-CREF Real Property Fund LPa	35,598	24,935	5,221	339	1,898	1,001	57,549
	$1,925,937	$285,656	$307,371	$82,013	$13,980	$35,056	$1,966,714
Lifecycle 2020 Fund
TIAA-CREF Funds:
Bond	$643,703	$109,322	$17,619	$567	$(18,081)	$15,066	$717,509
Bond Plus	425,031	105,632	15,337	309	(12,825)	11,271	502,537
Emerging Markets Debt	59,226	11,388	3,532	1,504	(1,287)	2,806	66,035
Emerging Markets Equity	94,011	12,628	18,218	6,657	11,888	805	103,484
Enhanced International Equity Index	162,879	14,041	20,881	3,759	6,424	5,171	166,222
Enhanced Large-Cap Growth Index	225,395	22,569	42,339	23,901	14,212	2,466	232,148
Enhanced Large-Cap Value Index	211,804	29,270	33,746	16,587	1,648	4,225	215,928
Growth & Income	276,167	19,682	40,181	24,353	14,919	2,367	284,506
High-Yield	62,410	10,568	1,935	29	(1,546)	2,553	69,526
Inflation-Linked Bond	132,826	58,679	38,020	299	(3,692)	2,610	150,092
International Bond	56,379	9,448	9,434	214	635	442	57,242
International Equity	129,584	11,834	27,954	7,233	7,997	1,433	127,014
International Opportunities	123,720	6,527	23,639	4,789	13,375	1,517	124,772
International Small-Cap Equity	80,740	8,435	11,284	5,001	3,971	2,198	83,975
Large-Cap Growth	253,486	19,652	49,228	28,824	19,815	1,196	263,068
Large-Cap Value	237,216	34,755	35,116	22,585	(3,351)	3,522	243,642
Short-Term Bond	186,213	35,021	21,736	154	(2,114)	2,668	197,435
Small-Cap Equity	73,657	20,230	15,588	10,481	(1,660)	652	79,203
Small/Mid-Cap Equity	55,122	6,940	9,415	4,439	3,090	578	57,641
TIAA-CREF Real Property Fund LPa	65,535	48,575	5,672	399	3,851	1,924	112,688
	$3,555,104	$595,196	$440,874	$162,084	$57,269	$65,470	$3,854,667
17

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	2/28/18
Lifecycle 2025 Fund
TIAA-CREF Funds:
Bond	$612,338	$128,134	$14,537	$559	$(17,751)	$14,572	$708,369
Bond Plus	408,043	124,954	15,591	284	(12,835)	11,065	504,583
Emerging Markets Debt	56,494	12,783	2,800	1,418	(1,228)	2,714	65,430
Emerging Markets Equity	117,426	19,321	19,936	8,327	15,126	1,044	135,749
Enhanced International Equity Index	203,189	22,065	20,546	3,897	8,764	6,691	217,369
Enhanced Large-Cap Growth Index	283,062	34,163	43,922	28,411	20,649	3,231	307,175
Enhanced Large-Cap Value Index	265,958	41,376	32,043	19,635	3,479	5,528	285,803
Growth & Income	347,851	30,966	38,778	28,140	22,473	3,034	376,960
High-Yield	59,596	12,485	1,683	24	(1,516)	2,478	68,906
Inflation-Linked Bond	67,663	56,338	40,368	253	(1,755)	1,247	82,131
International Bond	52,513	10,212	9,060	191	590	415	54,446
International Equity	163,256	17,702	29,628	8,725	10,777	1,879	168,630
International Opportunities	155,458	10,586	23,897	5,060	18,115	1,989	165,322
International Small-Cap Equity	101,460	13,373	11,103	5,884	5,490	2,882	111,317
Large-Cap Growth	318,891	28,628	48,961	33,669	29,147	1,568	348,943
Large-Cap Value	298,732	52,715	36,371	27,571	(3,055)	4,625	323,248
Short-Term Bond	125,782	30,407	19,403	121	(1,453)	1,768	135,385
Small-Cap Equity	92,730	26,143	15,362	13,225	(1,993)	844	104,486
Small/Mid-Cap Equity	69,386	10,220	9,499	5,311	4,302	758	76,400
TIAA-CREF Real Property Fund LPa	71,249	54,210	2,562	183	4,523	2,144	127,603
	$3,871,077	$736,781	$436,050	$190,888	$101,849	$70,476	$4,368,255
Lifecycle 2030 Fund
TIAA-CREF Funds:
Bond	$508,567	$124,675	$19,846	$566	$(14,992)	$12,180	$598,657
Bond Plus	324,176	75,740	8,979	316	(9,463)	8,425	381,591
Emerging Markets Debt	47,131	12,597	3,268	1,257	(1,098)	2,270	55,581
Emerging Markets Equity	128,518	24,079	19,992	9,012	16,924	1,166	153,499
Enhanced International Equity Index	223,428	27,748	20,111	3,779	10,060	7,461	244,904
Enhanced Large-Cap Growth Index	312,067	40,288	40,809	29,753	24,990	3,638	349,186
Enhanced Large-Cap Value Index	293,086	48,208	27,538	20,841	4,691	6,225	325,097
Growth & Income	383,945	37,319	33,833	28,415	28,181	3,377	428,609
High-Yield	49,687	12,127	2,098	12	(1,270)	2,080	58,458
Inflation-Linked Bond	28,270	20,583	1,341	37	(1,152)	803	46,397
International Bond	42,524	9,559	8,860	132	483	329	43,838
International Equity	179,989	20,672	27,698	8,787	12,819	2,115	192,089
International Opportunities	171,916	14,120	23,533	4,969	20,820	2,240	188,292
International Small-Cap Equity	112,114	16,784	10,464	6,235	6,348	3,245	126,753
Large-Cap Growth	352,236	34,781	46,470	35,021	35,230	1,766	396,799
Large-Cap Value	329,731	62,687	33,555	29,812	(2,657)	5,208	367,613
Short-Term Bond	28,288	19,869	1,295	29	(446)	532	46,423
Small-Cap Equity	102,422	29,205	14,438	14,347	(1,932)	940	118,180
Small/Mid-Cap Equity	76,611	11,127	7,780	5,440	5,224	855	86,877
TIAA-CREF Real Property Fund LPa	69,412	53,059	515	36	4,577	2,106	126,569
	$3,764,118	$695,227	$352,423	$198,796	$137,337	$66,961	$4,335,412
18

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	2/28/18
Lifecycle 2035 Fund
TIAA-CREF Funds:
Bond	$376,234	$113,624	$23,136	$494	$(11,386)	$9,131	$455,595
Bond Plus	242,304	69,025	11,027	285	(7,268)	6,373	293,168
Emerging Markets Debt	35,230	10,694	2,496	948	(835)	1,711	42,753
Emerging Markets Equity	144,083	24,696	18,000	9,270	19,919	1,322	174,251
Enhanced International Equity Index	250,753	31,613	20,291	3,822	11,667	8,451	277,564
Enhanced Large-Cap Growth Index	351,654	45,920	41,714	32,474	29,734	4,153	398,544
Enhanced Large-Cap Value Index	330,207	56,208	28,149	23,105	5,803	7,106	370,974
Growth & Income	433,472	43,943	34,676	31,260	33,027	3,833	489,425
High-Yield	37,141	10,655	1,878	8	(970)	1,574	44,956
International Bond	29,298	9,583	9,724	33	367	216	29,557
International Equity	203,059	22,162	27,466	9,266	15,216	2,415	219,406
International Opportunities	193,955	14,783	22,948	4,910	24,360	2,557	215,060
International Small-Cap Equity	126,672	18,790	10,028	6,697	7,534	3,704	144,797
Large-Cap Growth	397,413	38,803	47,017	37,479	42,437	2,015	453,135
Large-Cap Value	372,088	70,634	32,800	33,065	(2,243)	5,946	419,734
Small-Cap Equity	115,565	33,333	15,570	16,390	(2,341)	1,065	134,437
Small/Mid-Cap Equity	86,348	12,319	7,281	5,869	6,219	976	99,199
TIAA-CREF Real Property Fund LPa	70,007	54,620	1,078	83	4,587	2,133	128,219
	$3,795,483	$681,405	$355,279	$215,458	$175,827	$64,681	$4,390,774
Lifecycle 2040 Fund
TIAA-CREF Funds:
Bond	$261,272	$96,155	$33,691	$513	$(7,939)	$6,297	$316,151
Bond Plus	173,428	58,863	17,849	217	(5,131)	4,516	209,422
Emerging Markets Debt	25,217	9,462	3,751	717	(631)	1,208	30,463
Emerging Markets Equity	197,426	34,254	24,699	12,694	27,215	1,808	239,073
Enhanced International Equity Index	344,625	41,688	27,205	5,084	16,079	11,544	380,271
Enhanced Large-Cap Growth Index	484,140	60,492	54,160	44,032	41,463	5,713	549,110
Enhanced Large-Cap Value Index	454,677	75,055	36,273	32,206	7,505	9,793	510,845
Growth & Income	597,318	54,522	41,426	40,932	47,420	5,278	674,598
High-Yield	26,585	9,215	3,033	4	(687)	1,115	32,084
International Bond	15,908	8,870	13,200	(121)	271	79	11,728
International Equity	279,821	27,566	34,729	11,978	21,706	3,318	302,450
International Opportunities	267,159	19,376	30,453	6,524	33,714	3,514	296,320
International Small-Cap Equity	174,692	24,320	12,295	8,914	10,694	5,092	199,634
Large-Cap Growth	547,770	51,206	62,325	51,134	58,729	2,770	624,554
Large-Cap Value	512,846	91,074	38,755	43,623	(1,466)	8,146	578,537
Small-Cap Equity	159,208	44,171	20,172	22,299	(3,019)	1,462	184,726
Small/Mid-Cap Equity	119,124	17,027	10,089	8,058	8,580	1,342	136,818
TIAA-CREF Real Property Fund LPa	87,188	69,010	3,164	240	5,563	2,645	158,837
	$4,728,404	$792,326	$467,269	$289,048	$260,066	$75,640	$5,435,621
19

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	2/28/18
Lifecycle 2045 Fund
TIAA-CREF Funds:
Bond	$78,279	$31,173	$20,662	$(440)	$(1,589)	$1,808	$86,717
Bond Plus	54,066	19,510	11,416	(6)	(1,415)	1,351	60,708
Emerging Markets Debt	7,857	2,637	1,540	166	(135)	362	8,826
Emerging Markets Equity	98,383	22,486	7,030	4,331	16,252	962	130,261
Enhanced International Equity Index	171,382	28,342	8,379	130	10,493	6,061	201,968
Enhanced Large-Cap Growth Index	241,450	46,972	19,022	14,546	30,204	3,047	299,829
Enhanced Large-Cap Value Index	226,917	54,617	10,903	11,979	8,294	5,220	279,004
Growth & Income	298,072	45,690	8,701	12,963	33,328	2,719	368,442
High-Yield	8,284	2,903	1,683	(2)	(197)	334	9,305
International Bond	2,992	4,982	4,394	48	(27)	8	3,601
International Equity	139,743	22,712	12,456	2,506	14,797	1,772	165,225
International Opportunities	133,049	15,867	7,777	262	20,471	1,876	161,872
International Small-Cap Equity	86,968	18,435	2,738	3,599	6,377	2,717	109,070
Large-Cap Growth	273,528	42,269	20,797	12,301	45,433	1,478	341,012
Large-Cap Value	256,105	63,330	9,711	15,375	6,207	4,352	315,928
Small-Cap Equity	79,473	27,774	6,915	9,106	736	777	100,730
Small/Mid-Cap Equity	59,480	12,603	2,823	3,195	5,361	716	74,678
TIAA-CREF Real Property Fund LPa	41,562	38,583	1,359	5	2,864	1,325	81,655
	$2,257,590	$500,885	$158,306	$90,064	$197,454	$36,885	$2,798,831
Lifecycle 2050 Fund
TIAA-CREF Funds:
Bond	$40,117	$18,507	$13,521	$(268)	$(751)	$921	$44,062
Bond Plus	28,374	11,597	7,389	(3)	(736)	705	31,827
Emerging Markets Debt	4,123	1,536	965	89	(71)	188	4,630
Emerging Markets Equity	63,014	16,233	4,286	2,759	10,513	626	85,527
Enhanced International Equity Index	109,627	20,549	5,458	52	6,712	3,914	131,482
Enhanced Large-Cap Growth Index	154,609	34,119	11,437	9,454	19,520	1,985	196,933
Enhanced Large-Cap Value Index	145,269	37,962	5,231	7,786	5,228	3,401	183,261
Growth & Income	190,869	33,765	4,172	8,382	21,557	1,753	242,017
High-Yield	4,350	1,756	1,119	(2)	(102)	174	4,883
International Bond	964	3,869	2,556	26	(25)	3	2,278
International Equity	89,315	16,448	6,984	1,569	9,560	1,152	108,557
International Opportunities	85,153	12,087	4,217	96	13,274	1,220	106,393
International Small-Cap Equity	55,696	13,566	1,696	2,337	4,071	1,768	71,651
Large-Cap Growth	175,077	30,582	11,536	7,918	29,513	961	223,932
Large-Cap Value	164,000	45,003	5,381	9,993	3,876	2,830	207,492
Small-Cap Equity	50,878	19,361	4,336	5,915	427	504	66,123
Small/Mid-Cap Equity	38,106	9,079	1,612	2,065	3,450	466	49,045
TIAA-CREF Real Property Fund LPa	26,224	25,724	920	3	1,827	848	52,858
	$1,425,765	$351,743	$92,816	$58,171	$127,843	$23,419	$1,812,951
20

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

					Change in
					unrealized
	Value at	Purchases	Sales	Realized	appreciation	Dividend	Value at
Issue	5/31/17	cost	proceeds	gain (loss)	(depreciation)	income	2/28/18
Lifecycle 2055 Fund
TIAA-CREF Funds:
Bond	$7,960	$5,370	$3,706	$(68)	$(146)	$192	$9,406
Bond Plus	5,836	3,470	1,976	(2)	(161)	151	7,164
Emerging Markets Debt	855	423	220	18	(15)	40	1,043
Emerging Markets Equity	16,435	7,299	1,158	763	2,899	178	25,468
Enhanced International Equity Index	28,385	9,999	1,336	(7)	1,780	1,099	38,821
Enhanced Large-Cap Growth Index	40,426	16,139	3,383	2,674	5,449	564	58,653
Enhanced Large-Cap Value Index	37,968	17,214	1,912	2,208	1,314	966	54,589
Growth & Income	49,899	17,919	1,731	2,385	6,011	482	72,098
High-Yield	897	480	256	(1)	(22)	37	1,098
International Bond	202	825	372	3	(3)	2	655
International Equity	23,356	8,057	1,724	384	2,657	328	32,346
International Opportunities	22,234	6,639	838	3	3,672	347	31,710
International Small-Cap Equity	14,518	6,202	451	661	1,071	503	21,340
Large-Cap Growth	45,748	16,097	3,554	2,193	8,357	274	66,670
Large-Cap Value	42,872	19,553	1,524	2,857	902	805	61,814
Small-Cap Equity	13,297	7,732	1,317	1,683	35	144	19,684
Small/Mid-Cap Equity	9,961	4,198	483	587	923	133	14,605
TIAA-CREF Real Property Fund LPa	6,736	8,452	215	1	502	237	15,476
	$367,585	$156,068	$26,156	$16,342	$35,225	$6,482	$532,640
Lifecycle 2060 Fund
TIAA-CREF Funds:
Bond	$552	$1,105	$730	$(2)	$(17)	$17	$908
Bond Plus	434	714	363	(1)	(16)	13	768
Emerging Markets Debt	63	86	35	1	(1)	3	112
Emerging Markets Equity	1,652	2,239	252	100	333	24	3,970
Enhanced International Equity Index	2,847	3,391	402	(3)	170	142	6,003
Enhanced Large-Cap Growth Index	4,067	5,006	593	349	667	74	9,146
Enhanced Large-Cap Value Index	3,819	5,111	506	281	97	128	8,511
Growth & Income	5,020	6,045	556	310	738	56	11,242
High-Yield	67	94	41	—	(2)	3	118
International Bond	7	163	74	—	1	1	97
International Equity	2,342	2,696	289	50	296	43	5,044
International Opportunities	2,238	2,546	265	(2)	428	46	4,945
International Small-Cap Equity	1,460	1,955	190	85	104	66	3,327
Large-Cap Growth	4,601	5,470	731	284	1,058	36	10,394
Large-Cap Value	4,313	5,750	460	368	43	107	9,638
Small-Cap Equity	1,338	2,024	250	217	(31)	19	3,068
Small/Mid-Cap Equity	1,002	1,318	136	75	94	17	2,277
TIAA-CREF Real Property Fund LPa	664	1,651	12	—	60	30	2,363
	$36,486	$47,364	$5,885	$2,112	$4,022	$825	$81,931

^ Some amounts represent less than $1,000.

a Restricted security.

21

TIAA-CREF Lifecycle Funds – Notes to Schedules of Investments (unaudited)

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the schedule of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At February 28, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Retirement Income	$488,507	$56,588	$(4,273)	$52,315
Lifecycle 2010	1,088,970	188,963	(4,436)	184,527
Lifecycle 2015	1,879,332	124,246	(36,864)	87,382
Lifecycle 2020	3,610,774	300,724	(56,831)	243,893
Lifecycle 2025	4,007,705	412,046	(51,496)	360,550
Lifecycle 2030	3,893,259	482,498	(40,345)	442,153
Lifecycle 2035	3,853,192	566,872	(29,290)	537,582
Lifecycle 2040	4,655,479	803,085	(22,943)	780,142
Lifecycle 2045	2,275,705	526,200	(3,074)	523,126
Lifecycle 2050	1,488,307	326,104	(1,460)	324,644
Lifecycle 2055	457,544	75,383	(287)	75,096
Lifecycle 2060	75,013	6,941	(23)	6,918
22

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 98.5%(a)

FIXED INCOME - 39.7%
7,693,461	TIAA-CREF Bond Index Fund	$81,166,011
	TOTAL FIXED INCOME	81,166,011

INFLATION-PROTECTED ASSETS - 9.9%
1,813,472	TIAA-CREF Inflation-Linked Bond Fund	20,329,024
	TOTAL INFLATION-PROTECTED ASSETS	20,329,024

INTERNATIONAL EQUITY - 11.6%
523,003	TIAA-CREF Emerging Markets Equity Index Fund	6,469,548
857,842	TIAA-CREF International Equity Index Fund	17,285,510
	TOTAL INTERNATIONAL EQUITY	23,755,058

SHORT-TERM FIXED INCOME - 10.0%
2,067,553	TIAA-CREF Short-Term Bond Index Fund	20,344,720
	TOTAL SHORT-TERM FIXED INCOME	20,344,720

U.S. EQUITY - 27.3%
2,797,003	TIAA-CREF Equity Index Fund	55,716,309
	TOTAL U.S. EQUITY	55,716,309

	TOTAL AFFILIATED INVESTMENT COMPANIES	201,311,122
	(Cost $186,672,244)

	TOTAL INVESTMENTS - 98.5%	201,311,122
	(Cost $186,672,244)
	OTHER ASSETS & LIABILITIES, NET - 1.5%	3,120,566
	NET ASSETS - 100.0%	$204,431,688

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 39.8%
14,124,493	TIAA-CREF Bond Index Fund	$149,013,404
	TOTAL FIXED INCOME	149,013,404

INFLATION-PROTECTED ASSETS - 9.1%
3,049,261	TIAA-CREF Inflation-Linked Bond Fund	34,182,218
	TOTAL INFLATION-PROTECTED ASSETS	34,182,218

INTERNATIONAL EQUITY - 12.5%
1,031,114	TIAA-CREF Emerging Markets Equity Index Fund	12,754,876
1,691,757	TIAA-CREF International Equity Index Fund	34,088,905
	TOTAL INTERNATIONAL EQUITY	46,843,781

SHORT-TERM FIXED INCOME - 9.2%
3,476,472	TIAA-CREF Short-Term Bond Index Fund	34,208,481
	TOTAL SHORT-TERM FIXED INCOME	34,208,481

U.S. EQUITY - 29.3%
5,508,749	TIAA-CREF Equity Index Fund	109,734,288
	TOTAL U.S. EQUITY	109,734,288

	TOTAL AFFILIATED INVESTMENT COMPANIES	373,982,172
	(Cost $323,100,722)

	TOTAL INVESTMENTS - 99.9%	373,982,172
	(Cost $323,100,722)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	252,953
	NET ASSETS - 100.0%	$374,235,125

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 38.8%
26,862,278	TIAA-CREF Bond Index Fund	$283,397,031
	TOTAL FIXED INCOME	283,397,031

INFLATION-PROTECTED ASSETS - 7.1%
4,636,170	TIAA-CREF Inflation-Linked Bond Fund	51,971,464
	TOTAL INFLATION-PROTECTED ASSETS	51,971,464

INTERNATIONAL EQUITY - 13.9%
2,241,066	TIAA-CREF Emerging Markets Equity Index Fund	27,721,984
3,677,416	TIAA-CREF International Equity Index Fund	74,099,939
	TOTAL INTERNATIONAL EQUITY	101,821,923

SHORT-TERM FIXED INCOME - 7.1%
5,285,199	TIAA-CREF Short-Term Bond Index Fund	52,006,362
	TOTAL SHORT-TERM FIXED INCOME	52,006,362

U.S. EQUITY - 32.7%
11,998,130	TIAA-CREF Equity Index Fund	239,002,740
	TOTAL U.S. EQUITY	239,002,740

	TOTAL AFFILIATED INVESTMENT COMPANIES	728,199,520
	(Cost $625,835,927)

	TOTAL INVESTMENTS - 99.6%	728,199,520
	(Cost $625,835,927)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	2,744,152
	NET ASSETS - 100.0%	$730,943,672

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 36.4%
57,057,328	TIAA-CREF Bond Index Fund	$601,954,807
	TOTAL FIXED INCOME	601,954,807

INFLATION-PROTECTED ASSETS - 5.1%
7,528,444	TIAA-CREF Inflation-Linked Bond Fund	84,393,855
	TOTAL INFLATION-PROTECTED ASSETS	84,393,855

INTERNATIONAL EQUITY - 15.9%
5,775,897	TIAA-CREF Emerging Markets Equity Index Fund	71,447,844
9,477,586	TIAA-CREF International Equity Index Fund	190,973,357
	TOTAL INTERNATIONAL EQUITY	262,421,201

SHORT-TERM FIXED INCOME - 5.1%
8,583,214	TIAA-CREF Short-Term Bond Index Fund	84,458,827
	TOTAL SHORT-TERM FIXED INCOME	84,458,827

U.S. EQUITY - 37.3%
30,895,772	TIAA-CREF Equity Index Fund	615,443,777
	TOTAL U.S. EQUITY	615,443,777

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,648,672,467
	(Cost $1,445,614,118)

	TOTAL INVESTMENTS - 99.8%	1,648,672,467
	(Cost $1,445,614,118)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	3,989,594
	NET ASSETS - 100.0%	$1,652,662,061

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%(a)

FIXED INCOME - 32.4%
60,064,276	TIAA-CREF Bond Index Fund	$633,678,115
	TOTAL FIXED INCOME	633,678,115

INFLATION-PROTECTED ASSETS - 3.1%
5,380,740	TIAA-CREF Inflation-Linked Bond Fund	60,318,093
	TOTAL INFLATION-PROTECTED ASSETS	60,318,093

INTERNATIONAL EQUITY - 18.2%
7,862,858	TIAA-CREF Emerging Markets Equity Index Fund	97,263,553
12,894,905	TIAA-CREF International Equity Index Fund	259,832,345
	TOTAL INTERNATIONAL EQUITY	357,095,898

SHORT-TERM FIXED INCOME - 3.1%
6,134,553	TIAA-CREF Short-Term Bond Index Fund	60,363,998
	TOTAL SHORT-TERM FIXED INCOME	60,363,998

U.S. EQUITY - 42.7%
42,008,556	TIAA-CREF Equity Index Fund	836,810,430
	TOTAL U.S. EQUITY	836,810,430

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,948,266,534
	(Cost $1,703,252,839)

	TOTAL INVESTMENTS - 99.5%	1,948,266,534
	(Cost $1,703,252,839)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	9,668,961
	NET ASSETS - 100.0%	$1,957,935,495

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 28.4%
54,454,194	TIAA-CREF Bond Index Fund	$574,491,746
	TOTAL FIXED INCOME	574,491,746

INFLATION-PROTECTED ASSETS - 1.1%
1,926,150	TIAA-CREF Inflation-Linked Bond Fund	21,592,140
	TOTAL INFLATION-PROTECTED ASSETS	21,592,140

INTERNATIONAL EQUITY - 20.6%
9,206,247	TIAA-CREF Emerging Markets Equity Index Fund	113,881,277
15,095,949	TIAA-CREF International Equity Index Fund	304,183,374
	TOTAL INTERNATIONAL EQUITY	418,064,651

SHORT-TERM FIXED INCOME - 1.1%
2,194,046	TIAA-CREF Short-Term Bond Index Fund	21,589,412
	TOTAL SHORT-TERM FIXED INCOME	21,589,412

U.S. EQUITY - 48.4%
49,138,686	TIAA-CREF Equity Index Fund	978,842,632
	TOTAL U.S. EQUITY	978,842,632

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,014,580,581
	(Cost $1,724,335,822)

	TOTAL INVESTMENTS - 99.6%	2,014,580,581
	(Cost $1,724,335,822)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	8,346,416
	NET ASSETS - 100.0%	$2,022,926,997

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

FIXED INCOME - 22.5%
40,243,921	TIAA-CREF Bond Index Fund	$424,573,362
	TOTAL FIXED INCOME	424,573,362

INTERNATIONAL EQUITY - 23.1%
9,600,015	TIAA-CREF Emerging Markets Equity Index Fund	118,752,182
15,740,417	TIAA-CREF International Equity Index Fund	317,169,407
	TOTAL INTERNATIONAL EQUITY	435,921,589

U.S. EQUITY - 54.0%
51,211,451	TIAA-CREF Equity Index Fund	1,020,132,105
	TOTAL U.S. EQUITY	1,020,132,105

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,880,627,056
	(Cost $1,571,887,916)

	TOTAL INVESTMENTS - 99.6%	1,880,627,056
	(Cost $1,571,887,916)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	7,643,362
	NET ASSETS - 100.0%	$1,888,270,418

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 14.4%
27,804,302	TIAA-CREF Bond Index Fund	$293,335,385
	TOTAL FIXED INCOME	293,335,385

INTERNATIONAL EQUITY - 25.5%
11,425,837	TIAA-CREF Emerging Markets Equity Index Fund	141,337,604
18,734,915	TIAA-CREF International Equity Index Fund	377,508,531
	TOTAL INTERNATIONAL EQUITY	518,846,135

U.S. EQUITY - 59.8%
60,983,927	TIAA-CREF Equity Index Fund	1,214,799,830
	TOTAL U.S. EQUITY	1,214,799,830

	TOTAL AFFILIATED INVESTMENT COMPANIES	2,026,981,350
	(Cost $1,643,221,067)

	TOTAL INVESTMENTS - 99.7%	2,026,981,350
	(Cost $1,643,221,067)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	5,650,795
	NET ASSETS - 100.0%	$2,032,632,145

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 9.6%
11,499,613	TIAA-CREF Bond Index Fund	$121,320,918
	TOTAL FIXED INCOME	121,320,918

INTERNATIONAL EQUITY - 27.0%
7,547,273	TIAA-CREF Emerging Markets Equity Index Fund	93,359,769
12,372,804	TIAA-CREF International Equity Index Fund	249,311,996
	TOTAL INTERNATIONAL EQUITY	342,671,765

U.S. EQUITY - 63.1%
40,219,324	TIAA-CREF Equity Index Fund	801,168,932
	TOTAL U.S. EQUITY	801,168,932

	TOTAL AFFILIATED INVESTMENT COMPANIES	1,265,161,615
	(Cost $1,054,835,374)

	TOTAL INVESTMENTS - 99.7%	1,265,161,615
	(Cost $1,054,835,374)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	3,783,591
	NET ASSETS - 100.0%	$1,268,945,206

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.5%(a)

FIXED INCOME - 8.3%
7,180,081	TIAA-CREF Bond Index Fund	$75,749,850
	TOTAL FIXED INCOME	75,749,850

INTERNATIONAL EQUITY - 27.3%
5,502,669	TIAA-CREF Emerging Markets Equity Index Fund	68,068,013
9,021,945	TIAA-CREF International Equity Index Fund	181,792,187
	TOTAL INTERNATIONAL EQUITY	249,860,200

U.S. EQUITY - 63.9%
29,348,230	TIAA-CREF Equity Index Fund	584,616,741
	TOTAL U.S. EQUITY	584,616,741

	TOTAL AFFILIATED INVESTMENT COMPANIES	910,226,791
	(Cost $762,351,793)

	TOTAL INVESTMENTS - 99.5%	910,226,791
	(Cost $762,351,793)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	4,711,218
	NET ASSETS - 100.0%	$914,938,009

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.4%(a)

FIXED INCOME - 7.0%
2,097,839	TIAA-CREF Bond Index Fund	$22,132,202
	TOTAL FIXED INCOME	22,132,202

INTERNATIONAL EQUITY - 27.7%
1,929,986	TIAA-CREF Emerging Markets Equity Index Fund	23,873,933
3,163,533	TIAA-CREF International Equity Index Fund	63,745,181
	TOTAL INTERNATIONAL EQUITY	87,619,114

U.S. EQUITY - 64.7%
10,275,012	TIAA-CREF Equity Index Fund	204,678,229
	TOTAL U.S. EQUITY	204,678,229

	TOTAL AFFILIATED INVESTMENT COMPANIES	314,429,545
	(Cost $272,655,814)

	TOTAL INVESTMENTS - 99.4%	314,429,545
	(Cost $272,655,814)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	1,872,754
	NET ASSETS - 100.0%	$316,302,299

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.4%(a)

FIXED INCOME - 5.7%
362,878	TIAA-CREF Bond Index Fund	$3,828,366
	TOTAL FIXED INCOME	3,828,366

INTERNATIONAL EQUITY - 28.1%
414,658	TIAA-CREF Emerging Markets Equity Index Fund	5,129,317
679,602	TIAA-CREF International Equity Index Fund	13,693,976
	TOTAL INTERNATIONAL EQUITY	18,823,293

U.S. EQUITY - 65.6%
2,205,874	TIAA-CREF Equity Index Fund	43,941,003
	TOTAL U.S. EQUITY	43,941,003

	TOTAL AFFILIATED INVESTMENT COMPANIES	66,592,662
	(Cost $60,998,302)

	TOTAL INVESTMENTS - 99.4%	66,592,662
	(Cost $60,998,302)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	414,276
	NET ASSETS - 100.0%	$67,006,938

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
12

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
13

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of February 28, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2018, there were no transfers between levels by the Funds.

As of February 28, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/18
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index	$50,858	$39,771	$7,249	$(61)	$(2,128)	$1,193	$81,166
Emerging Markets Equity Index	3,897	2,718	934	(4)	792	111	6,469
Equity Index	35,673	23,371	7,916	201	4,642	842	55,716
Inflation-Linked Bond	12,676	10,075	1,926	(19)	(477)	353	20,329
International Equity Index	11,576	7,653	2,688	(25)	770	435	17,286
Short-Term Bond Index	12,681	9,897	1,982	(19)	(232)	176	20,345
	$127,361	$93,485	$22,695	$73	$3,367	$3,110	$201,311
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index	$115,968	$48,566	$11,332	$(130)	$(4,011)	$2,409	$149,013
Emerging Markets Equity Index	9,731	3,512	2,297	41	1,768	233	12,755
Equity Index	89,065	27,966	17,863	674	10,424	1,752	109,734
Inflation-Linked Bond	25,714	11,828	2,493	(40)	(827)	619	34,182
International Equity Index	28,901	9,151	5,838	86	1,789	905	34,089
Short-Term Bond Index	25,715	11,476	2,537	(26)	(419)	321	34,209
	$295,094	$112,499	$42,360	$605	$8,724	$6,239	$373,982
14

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/18
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index	$216,562	$86,251	$11,406	$(137)	$(7,781)	$4,570	$283,397
Emerging Markets Equity Index	20,797	7,018	4,020	50	3,877	517	27,722
Equity Index	190,358	53,971	28,220	1,437	22,635	3,881	239,003
Inflation-Linked Bond	38,039	17,457	2,195	(48)	(1,281)	954	51,972
International Equity Index	61,768	18,090	9,808	77	3,973	2,005	74,100
Short-Term Bond Index	38,052	17,152	2,525	(26)	(647)	484	52,006
	$565,576	$199,939	$58,174	$1,353	$20,776	$12,411	$728,200
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index	$407,598	$223,225	$12,071	$(319)	$(16,289)	$9,141	$601,955
Emerging Markets Equity Index	48,317	20,102	6,374	34	9,369	1,297	71,448
Equity Index	442,326	162,631	44,436	3,083	54,795	9,738	615,443
Inflation-Linked Bond	54,479	33,508	1,480	(79)	(2,034)	1,498	84,394
International Equity Index	143,499	53,402	15,295	45	9,322	5,031	190,973
Short-Term Bond Index	54,493	32,789	1,770	(30)	(1,023)	740	84,459
	$1,150,712	$525,657	$81,426	$2,734	$54,140	$27,445	$1,648,672
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index	$394,477	$263,573	$6,918	$(115)	$(17,145)	$9,314	$633,678
Emerging Markets Equity Index	60,382	30,719	6,163	18	12,308	1,711	97,264
Equity Index	552,836	253,895	41,391	4,021	71,350	12,849	836,811
Inflation-Linked Bond	34,417	27,745	386	(27)	(1,431)	1,030	60,318
International Equity Index	179,335	83,144	14,753	33	12,073	6,638	259,832
Short-Term Bond Index	34,428	27,245	584	(10)	(715)	503	60,364
	$1,255,875	$686,321	$70,195	$3,920	$76,440	$32,045	$1,948,267
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index	$359,362	$238,054	$7,245	$(160)	$(15,345)	$8,382	$574,492
Emerging Markets Equity Index	70,901	34,984	6,211	(17)	14,224	1,980	113,881
Equity Index	649,649	285,810	39,247	4,541	82,603	14,869	978,843
Inflation-Linked Bond	9,872	12,335	123	(4)	(488)	344	21,592
International Equity Index	210,575	94,351	14,558	(16)	13,831	7,682	304,183
Short-Term Bond Index	9,875	12,092	135	(2)	(240)	163	21,590
	$1,310,234	$677,626	$67,519	$4,342	$94,585	$33,420	$2,014,581
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index	$263,366	$177,466	$4,702	$(101)	$(11,328)	$6,144	$424,573
Emerging Markets Equity Index	75,708	34,409	6,312	(26)	14,973	2,082	118,752
Equity Index	693,591	268,250	28,168	4,646	86,558	15,634	1,020,132
International Equity Index	224,849	90,128	12,303	(48)	14,544	8,077	317,170
	$1,257,514	$570,253	$51,485	$4,471	$104,747	$31,937	$1,880,627
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index	$177,045	$125,914	$1,732	$5	$(7,810)	$4,194	$293,335
Emerging Markets Equity Index	90,497	37,524	4,403	(37)	17,757	2,449	141,338
Equity Index	829,102	301,635	18,516	5,534	102,628	18,394	1,214,800
International Equity Index	268,771	100,861	9,207	(46)	17,129	9,503	377,508
	$1,365,415	$565,934	$33,858	$5,456	$129,704	$34,540	$2,026,981
15

TIAA-CREF Lifecycle Index Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/18
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index	$74,812	$51,371	$1,581	$(38)	$(3,207)	$1,758	$121,321
Emerging Markets Equity Index	56,322	28,502	2,790	(24)	11,350	1,599	93,360
Equity Index	516,210	231,269	11,799	3,635	65,499	12,010	801,169
International Equity Index	167,272	76,010	4,744	(38)	10,812	6,205	249,312
	$814,616	$387,152	$20,914	$3,535	$84,454	$21,572	$1,265,162
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index	$45,683	$33,346	$1,244	$(37)	$(1,976)	$1,091	$75,750
Emerging Markets Equity Index	40,284	21,624	2,018	(41)	8,219	1,157	68,068
Equity Index	369,490	175,489	7,686	2,604	47,356	8,686	584,617
International Equity Index	119,640	57,788	3,381	(41)	7,786	4,488	181,792
	$575,097	$288,247	$14,329	$2,485	$61,385	$15,422	$910,227
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index	$11,550	$11,436	$269	$(7)	$(572)	$300	$22,132
Emerging Markets Equity Index	12,267	9,438	474	(4)	2,647	393	23,874
Equity Index	112,378	79,476	2,441	886	15,276	2,952	204,679
International Equity Index	36,431	25,971	1,066	(10)	2,419	1,525	63,745
	$172,626	$126,321	$4,250	$865	$19,770	$5,170	$314,430
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index	$1,411	$2,651	$138	$(2)	$(92)	$44	$3,829
Emerging Markets Equity Index	1,862	3,090	272	(5)	454	75	5,129
Equity Index	17,076	26,096	1,767	168	2,539	565	43,941
International Equity Index	5,529	8,388	567	(5)	349	292	13,694
	$25,878	$40,225	$2,744	$156	$3,250	$976	$66,593

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifecycle Index Retirement Income	$186,672	$16,533	$(1,894)	$14,639
Lifecycle Index 2010	323,101	53,450	(2,569)	50,881
Lifecycle Index 2015	625,836	108,304	(5,940)	102,364
Lifecycle Index 2020	1,445,614	218,722	(15,664)	203,058
Lifecycle Index 2025	1,703,253	261,389	(16,375)	245,014
Lifecycle Index 2030	1,724,336	304,178	(13,933)	290,245
Lifecycle Index 2035	1,571,888	318,769	(10,030)	308,739
Lifecycle Index 2040	1,643,221	390,401	(6,641)	383,760
Lifecycle Index 2045	1,054,835	213,082	(2,755)	210,327
Lifecycle Index 2050	762,352	149,551	(1,676)	147,875
Lifecycle Index 2055	272,656	42,269	(495)	41,774
Lifecycle Index 2060	60,998	5,679	(84)	5,595
16

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 38.0%
1,410,177	TIAA-CREF Bond Fund	$14,327,398
1,261,629	TIAA-CREF Bond Plus Fund	12,893,852
	TOTAL FIXED INCOME	27,221,250

INTERNATIONAL EQUITY - 7.1%
75,203	TIAA-CREF Emerging Markets Equity Fund	974,625
178,736	TIAA-CREF Enhanced International Equity Index Fund	1,469,206
82,061	TIAA-CREF International Equity Fund	1,100,434
66,528	TIAA-CREF International Opportunities Fund	898,791
48,742	TIAA-CREF International Small-Cap Equity Fund	605,869
	TOTAL INTERNATIONAL EQUITY	5,048,925

SHORT-TERM FIXED INCOME - 40.2%
2,804,925	TIAA-CREF Short-Term Bond Fund	28,750,477
	TOTAL SHORT-TERM FIXED INCOME	28,750,477

U.S. EQUITY - 14.6%
85,193	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,204,627
111,045	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,138,213
148,486	TIAA-CREF Growth & Income Fund	2,185,720
119,581	TIAA-CREF Large-Cap Growth Fund	2,525,545
123,634	TIAA-CREF Large-Cap Value Fund	2,341,628
31,722	TIAA-CREF Small-Cap Equity Fund	599,862
36,664	TIAA-CREF Small/Mid-Cap Equity Fund	442,533
	TOTAL U.S. EQUITY	10,438,128

	TOTAL AFFILIATED INVESTMENT COMPANIES	71,458,780
	(Cost $69,206,521)

	TOTAL INVESTMENTS - 99.9%	71,458,780
	(Cost $69,206,521)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	124,193
	NET ASSETS - 100.0%	$71,582,973

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE CONSERVATIVE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.7%(a)

FIXED INCOME - 38.2%
2,189,790	TIAA-CREF Bond Fund	$22,248,268
6,095,793	TIAA-CREF Bond Plus Fund	62,299,007
	TOTAL FIXED INCOME	84,547,275

INTERNATIONAL EQUITY - 12.9%
398,109	TIAA-CREF Emerging Markets Equity Fund	5,159,490
893,835	TIAA-CREF Enhanced International Equity Index Fund	7,347,320
508,303	TIAA-CREF International Equity Fund	6,816,344
412,302	TIAA-CREF International Opportunities Fund	5,570,207
301,685	TIAA-CREF International Small-Cap Equity Fund	3,749,945
	TOTAL INTERNATIONAL EQUITY	28,643,306

SHORT-TERM FIXED INCOME - 20.2%
4,356,375	TIAA-CREF Short-Term Bond Fund	44,652,845
	TOTAL SHORT-TERM FIXED INCOME	44,652,845

U.S. EQUITY - 28.4%
470,624	TIAA-CREF Enhanced Large-Cap Growth Index Fund	6,654,629
608,703	TIAA-CREF Enhanced Large-Cap Value Index Fund	6,239,204
920,215	TIAA-CREF Growth & Income Fund	13,545,565
741,553	TIAA-CREF Large-Cap Growth Fund	15,661,599
766,205	TIAA-CREF Large-Cap Value Fund	14,511,930
185,812	TIAA-CREF Small-Cap Equity Fund	3,513,711
227,473	TIAA-CREF Small/Mid-Cap Equity Fund	2,745,597
	TOTAL U.S. EQUITY	62,872,235

	TOTAL AFFILIATED INVESTMENT COMPANIES	220,715,661
	(Cost $206,774,080)

	TOTAL INVESTMENTS - 99.7%	220,715,661
	(Cost $206,774,080)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	628,647
	NET ASSETS - 100.0%	$221,344,308

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE MODERATE FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.8%(a)

FIXED INCOME - 38.4%
12,159,899	TIAA-CREF Bond Plus Fund	$124,274,164
	TOTAL FIXED INCOME	124,274,164

INTERNATIONAL EQUITY - 18.9%
827,825	TIAA-CREF Emerging Markets Equity Fund	10,728,606
1,813,417	TIAA-CREF Enhanced International Equity Index Fund	14,906,286
1,120,791	TIAA-CREF International Equity Fund	15,029,811
908,858	TIAA-CREF International Opportunities Fund	12,278,669
665,570	TIAA-CREF International Small-Cap Equity Fund	8,273,033
	TOTAL INTERNATIONAL EQUITY	61,216,405

U.S. EQUITY - 42.5%
996,225	TIAA-CREF Enhanced Large-Cap Growth Index Fund	14,086,618
1,285,740	TIAA-CREF Enhanced Large-Cap Value Index Fund	13,178,838
2,028,285	TIAA-CREF Growth & Income Fund	29,856,358
1,635,226	TIAA-CREF Large-Cap Growth Fund	34,535,965
1,690,348	TIAA-CREF Large-Cap Value Fund	32,015,196
401,046	TIAA-CREF Small-Cap Equity Fund	7,583,775
501,071	TIAA-CREF Small/Mid-Cap Equity Fund	6,047,926
	TOTAL U.S. EQUITY	137,304,676

	TOTAL AFFILIATED INVESTMENT COMPANIES	322,795,245
	(Cost $290,635,903)

	TOTAL INVESTMENTS - 99.8%	322,795,245
	(Cost $290,635,903)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	616,287
	NET ASSETS - 100.0%	$323,411,532

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%(a)

FIXED INCOME - 18.3%
2,694,983	TIAA-CREF Bond Plus Fund	$27,542,723
	TOTAL FIXED INCOME	27,542,723

INTERNATIONAL EQUITY - 25.0%
500,114	TIAA-CREF Emerging Markets Equity Fund	6,481,484
1,080,264	TIAA-CREF Enhanced International Equity Index Fund	8,879,768
698,347	TIAA-CREF International Equity Fund	9,364,827
566,512	TIAA-CREF International Opportunities Fund	7,653,582
414,013	TIAA-CREF International Small-Cap Equity Fund	5,146,179
	TOTAL INTERNATIONAL EQUITY	37,525,840

U.S. EQUITY - 56.7%
607,501	TIAA-CREF Enhanced Large-Cap Growth Index Fund	8,590,062
782,486	TIAA-CREF Enhanced Large-Cap Value Index Fund	8,020,485
1,264,405	TIAA-CREF Growth & Income Fund	18,612,048
1,018,790	TIAA-CREF Large-Cap Growth Fund	21,516,845
1,052,999	TIAA-CREF Large-Cap Value Fund	19,943,795
247,311	TIAA-CREF Small-Cap Equity Fund	4,676,643
312,504	TIAA-CREF Small/Mid-Cap Equity Fund	3,771,924
	TOTAL U.S. EQUITY	85,131,802

	TOTAL AFFILIATED INVESTMENT COMPANIES	150,200,365
	(Cost $129,469,943)

	TOTAL INVESTMENTS - 100.0%	150,200,365
	(Cost $129,469,943)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	29,544
	NET ASSETS - 100.0%	$150,229,909

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS

LIFESTYLE AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.6%(a)

INTERNATIONAL EQUITY - 29.8%
404,054	TIAA-CREF Emerging Markets Equity Fund	$5,236,544
830,971	TIAA-CREF Enhanced International Equity Index Fund	6,830,579
620,953	TIAA-CREF International Equity Fund	8,326,982
503,496	TIAA-CREF International Opportunities Fund	6,802,228
368,279	TIAA-CREF International Small-Cap Equity Fund	4,577,709
	TOTAL INTERNATIONAL EQUITY	31,774,042

U.S. EQUITY - 69.8%
503,342	TIAA-CREF Enhanced Large-Cap Growth Index Fund	7,117,252
645,793	TIAA-CREF Enhanced Large-Cap Value Index Fund	6,619,383
1,119,803	TIAA-CREF Growth & Income Fund	16,483,507
902,136	TIAA-CREF Large-Cap Growth Fund	19,053,119
932,817	TIAA-CREF Large-Cap Value Fund	17,667,545
217,876	TIAA-CREF Small-Cap Equity Fund	4,120,035
276,656	TIAA-CREF Small/Mid-Cap Equity Fund	3,339,239
	TOTAL U.S. EQUITY	74,400,080

	TOTAL AFFILIATED INVESTMENT COMPANIES	106,174,122
	(Cost $88,329,618)

	TOTAL INVESTMENTS - 99.6%	106,174,122
	(Cost $88,329,618)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	480,945
	NET ASSETS - 100.0%	$106,655,067

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
5

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
6

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of February 28, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2018, there were no transfers between levels by the Funds.

As of February 28, 2018, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands^):

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/18
Lifestyle Income Fund
TIAA-CREF Funds:
Bond	$13,129	$2,761	$1,209	$(14)	$(332)	$301	$14,327
Bond Plus	12,624	2,221	1,626	(11)	(307)	310	12,894
Emerging Markets Equity	736	339	210	53	84	6	975
Enhanced International Equity Index	1,061	530	178	7	49	36	1,469
Enhanced Large-Cap Growth Index	879	472	256	79	77	10	1,205
Enhanced Large-Cap Value Index	825	500	214	48	17	17	1,138
Growth & Income	2,044	381	452	121	170	18	2,186
High-Yield	26	—	26	3	(3)	—	—
International Equity	1,079	225	315	63	62	12	1,100
International Opportunities	857	139	223	30	96	11	899
International Small-Cap Equity	559	138	133	28	34	15	606
Large-Cap Growth	2,342	484	664	186	266	11	2,526
Large-Cap Value	2,195	611	525	141	36	33	2,342
Short-Term Bond	26,232	5,275	2,461	1	(282)	392	28,750
Small-Cap Equity	696	299	401	91	(23)	5	600
Small/Mid-Cap Equity	408	103	105	27	28	4	442
	$65,692	$14,478	$8,998	$853	$(28)	$1,181	$71,459
7

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/18
Lifestyle Conservative Fund
TIAA-CREF Funds:
Bond	$17,862	$5,664	$727	$(4)	$(535)	$450	$22,248
Bond Plus	52,211	14,559	2,905	(7)	(1,525)	1,412	62,299
Emerging Markets Equity	3,646	1,491	579	210	544	35	5,159
Enhanced International Equity Index	5,293	2,108	369	1	314	194	7,347
Enhanced Large-Cap Growth Index	4,785	2,009	770	389	527	61	6,655
Enhanced Large-Cap Value Index	4,490	2,212	628	258	144	104	6,239
Growth & Income	11,123	2,623	1,478	672	1,086	103	13,546
High-Yield	72	2	73	7	(8)	—	—
International Equity	5,871	1,358	1,074	268	480	73	6,816
International Opportunities	4,656	901	725	112	626	65	5,570
International Small-Cap Equity	3,044	898	425	150	208	95	3,750
Large-Cap Growth	12,745	2,925	2,191	897	1,831	69	15,662
Large-Cap Value	11,946	3,876	1,641	801	246	203	14,512
Short-Term Bond	35,740	10,815	1,446	15	(448)	588	44,653
Small-Cap Equity	3,253	1,412	1,179	403	(32)	28	3,514
Small/Mid-Cap Equity	2,221	649	337	160	169	27	2,746
	$178,958	$53,502	$16,547	$4,332	$3,627	$3,507	$220,716
Lifestyle Moderate Fund
TIAA-CREF Funds:
Bond Plus	$101,556	$29,793	$3,970	$(2)	$(3,037)	$2,757	$124,274
Emerging Markets Equity	7,683	2,542	764	380	1,211	75	10,728
Enhanced International Equity Index	11,146	3,522	416	(4)	658	405	14,906
Enhanced Large-Cap Growth Index	10,398	3,547	1,203	767	1,202	133	14,087
Enhanced Large-Cap Value Index	9,771	3,879	813	526	335	228	13,179
Growth & Income	24,184	5,271	2,348	1,285	2,507	222	29,856
High-Yield	104	4	107	11	(12)	—	—
International Equity	12,761	2,386	1,527	399	1,200	162	15,030
International Opportunities	10,146	1,605	1,062	133	1,457	142	12,279
International Small-Cap Equity	6,620	1,677	518	312	454	207	8,273
Large-Cap Growth	27,739	5,847	3,771	1,721	4,188	150	34,536
Large-Cap Value	25,981	7,815	2,444	1,635	583	440	32,015
Small-Cap Equity	6,689	2,531	1,685	758	15	60	7,584
Small/Mid-Cap Equity	4,828	1,278	506	295	408	58	6,048
	$259,606	$71,697	$21,134	$8,216	$11,169	$5,039	$322,795
Lifestyle Growth Fund
TIAA-CREF Funds:
Bond Plus	$20,448	$9,588	$1,795	$(16)	$(668)	$589	$27,543
Emerging Markets Equity	4,126	1,983	331	201	691	44	6,481
Enhanced International Equity Index	6,008	2,836	319	(4)	359	235	8,880
Enhanced Large-Cap Growth Index	5,693	2,824	706	446	702	78	8,590
Enhanced Large-Cap Value Index	5,354	2,966	479	308	178	135	8,020
Growth & Income	13,255	4,748	987	701	1,517	127	18,612
High-Yield	43	1	44	4	(4)	—	—
International Equity	6,957	2,427	813	182	725	96	9,365
International Opportunities	5,520	1,615	383	26	876	85	7,654
International Small-Cap Equity	3,620	1,486	225	168	258	123	5,146
Large-Cap Growth	15,207	5,352	1,800	904	2,560	89	21,517
Large-Cap Value	14,239	6,524	1,141	954	296	263	19,944
Small-Cap Equity	3,560	1,827	723	429	2	34	4,676
Small/Mid-Cap Equity	2,647	1,147	271	169	231	34	3,772
	$106,677	$45,324	$10,017	$4,472	$7,723	$1,932	$150,200
8

TIAA-CREF Lifestyle Funds – Notes to Schedules of Investments (unaudited)

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/18
Lifestyle Aggressive Growth Fund
TIAA-CREF Funds:
Emerging Markets Equity	$3,119	$1,915	$346	$161	$539	$35	$5,236
Enhanced International Equity Index	4,558	2,326	319	2	264	185	6,831
Enhanced Large-Cap Growth Index	4,430	2,573	506	378	550	66	7,117
Enhanced Large-Cap Value Index	4,157	2,633	296	264	117	112	6,619
Growth & Income	10,540	5,308	643	589	1,216	104	16,484
International Equity	5,558	2,725	573	177	535	81	8,327
International Opportunities	4,408	2,013	348	30	699	72	6,802
International Small-Cap Equity	2,884	1,691	201	138	202	104	4,578
Large-Cap Growth	12,094	5,845	1,148	771	2,089	76	19,053
Large-Cap Value	11,327	6,725	566	818	149	222	17,668
Small-Cap Equity	2,782	1,848	496	352	(16)	29	4,120
Small/Mid-Cap Equity	2,106	1,194	150	144	173	29	3,339
	$67,963	$36,796	$5,592	$3,824	$6,517	$1,115	$106,174
^	Some amounts represent less than $1,000.

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Lifestyle Income	$69,207	$3,228	$(976)	$2,252
Lifestyle Conservative	206,774	16,732	(2,790)	13,942
Lifestyle Moderate	290,636	35,439	(3,280)	32,159
Lifestyle Growth	129,470	21,392	(662)	20,730
Lifestyle Aggressive Growth	88,330	17,845	—	17,845
9

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 28, 2018

SHARES	SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%(a)

FIXED INCOME - 38.5%
32,795,172	TIAA-CREF Bond Plus Fund	$335,166,663
	TOTAL FIXED INCOME	335,166,663

INTERNATIONAL EQUITY - 18.9%
2,230,276	TIAA-CREF Emerging Markets Equity Fund	28,904,381
5,705,349	TIAA-CREF Enhanced International Equity Index Fund	46,897,968
2,516,246	TIAA-CREF International Equity Fund	33,742,861
2,449,888	TIAA-CREF International Opportunities Fund	33,097,989
1,794,247	TIAA-CREF International Small-Cap Equity Fund	22,302,485
	TOTAL INTERNATIONAL EQUITY	164,945,684

U.S. EQUITY - 42.5%
4,534,721	TIAA-CREF Enhanced Large-Cap Growth Index Fund	64,120,951
5,829,989	TIAA-CREF Enhanced Large-Cap Value Index Fund	59,757,391
5,129,226	TIAA-CREF Growth & Income Fund	75,502,207
3,306,735	TIAA-CREF Large-Cap Growth Fund	69,838,247
3,416,154	TIAA-CREF Large-Cap Value Fund	64,701,966
1,103,267	TIAA-CREF Small-Cap Equity Fund	20,862,777
1,267,258	TIAA-CREF Small/Mid-Cap Equity Fund	15,295,809
	TOTAL U.S. EQUITY	370,079,348

	TOTAL AFFILIATED INVESTMENT COMPANIES	870,191,695
	(Cost $717,672,359)

	TOTAL INVESTMENTS - 99.9%	870,191,695
	(Cost $717,672,359)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	1,138,260
	NET ASSETS - 100.0%	$871,329,955

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
1

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Fund to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Fund’s various filings. On August 1, 2017, the Fund implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedule of investments for certain investment types.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding fund’s liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
2

TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value (“NAV”) per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of February 28, 2018, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended February 28, 2018, there were no transfers between levels by the Fund.

As of February 28, 2018, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 5/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 2/28/18
Managed Allocation Fund
TIAA-CREF Funds:
Bond Plus	$318,599	$40,294	$15,279	$(10)	$(8,252)	$7,938	$335,167
Emerging Markets Equity	24,049	4,329	3,214	1,127	3,524	211	28,904
Enhanced International Equity Index	41,675	5,116	2,303	(96)	2,506	1,348	46,898
Enhanced Large-Cap Growth Index	57,049	7,686	7,431	4,348	5,543	654	64,121
Enhanced Large-Cap Value Index	53,608	9,406	5,273	3,089	1,483	1,121	59,757
Growth & Income	71,147	3,909	7,026	3,846	6,377	614	75,502
High-Yield	325	4	327	38	(40)	1	—
International Equity	33,318	2,716	5,781	1,560	2,373	378	33,743
International Opportunities	31,834	1,215	4,649	851	3,847	400	33,098
International Small-Cap Equity	20,790	2,006	2,027	893	1,310	679	22,303
Large-Cap Growth	65,341	4,801	10,491	4,748	7,945	316	69,838
Large-Cap Value	61,159	8,811	6,952	3,920	1,037	926	64,702
Small-Cap Equity	21,401	4,544	5,364	2,639	(290)	170	20,863
Small/Mid-Cap Equity	14,205	1,552	1,739	979	1,065	56	15,296
	$814,500	$96,389	$77,856	$27,932	$28,428	$14,812	$870,192

Note 4—investments

Net unrealized appreciation (depreciation): At February 28, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
$717,672	$154,864	$(2,345)	$152,519
3

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: April 12, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: April 12, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: April 12, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer